Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Statement of Comprehensive Income (Loss) (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Scheduleof Condensed Statementof Comprehensive Income [Line Items]
Net income	$ 8,118	$ 10,831	$ 17,064	$ 57,265	$ 37,098	$ (50,645)	$ (14,708)
Currency translation difference on related borrowings	(577)	0	(1,542)	0
Currency translation difference on foreign currency net investments	2,098	0	2,499	0
Total other comprehensive gain, net of tax:	1,521	0	957	0
Comprehensive income	9,639	10,831	18,021	57,265	37,098	(50,645)	14,708
Comprehensive (income) attributable to noncontrolling interest	(53)	0	(83)	0
Comprehensive income attributable to controlling interest	9,586	10,831	17,938	57,265
Parent [Member]
Scheduleof Condensed Statementof Comprehensive Income [Line Items]
Net income	7,970	10,936	16,843	57,411	37,313	(50,451)	(14,461)
Currency translation difference on related borrowings	0		0
Total other comprehensive gain, net of tax:	0		0
Comprehensive income	7,970		16,843
Comprehensive (income) attributable to noncontrolling interest	0		0
Comprehensive income attributable to controlling interest	7,970		16,843
Guarantor [Member]
Scheduleof Condensed Statementof Comprehensive Income [Line Items]
Net income	10,817	16,694	27,612	63,505	54,961	(49,106)	(1,046)
Currency translation difference on related borrowings	0		0
Total other comprehensive gain, net of tax:	0		0
Comprehensive income	10,817		27,612
Comprehensive (income) attributable to noncontrolling interest	0		0
Comprehensive income attributable to controlling interest	10,817		27,612
Non-Guarantor [Member]
Scheduleof Condensed Statementof Comprehensive Income [Line Items]
Net income	11,653	(6,203)	8,939	42,011	32,816	25,428	(12,163)
Currency translation difference on related borrowings	(577)		(1,542)
Currency translation difference on foreign currency net investments	2,098		2,499
Total other comprehensive gain, net of tax:	1,521		957
Comprehensive income	13,174		9,896
Comprehensive (income) attributable to noncontrolling interest	(53)		(83)
Comprehensive income attributable to controlling interest	13,121		9,813
Eliminations [Member]
Scheduleof Condensed Statementof Comprehensive Income [Line Items]
Net income	(22,322)	(10,596)	(36,330)	(105,662)	(87,992)	23,484	12,962
Currency translation difference on related borrowings	0		0
Total other comprehensive gain, net of tax:	0		0
Comprehensive income	(22,322)		(36,330)
Comprehensive (income) attributable to noncontrolling interest	0		0
Comprehensive income attributable to controlling interest	$ (22,322)		$ (36,330)